Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Schedule of equity award activity

A summary of the employee equity award activity under the 2018 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	value
		US$	US$	Years	US$
Outstanding, December 31, 2018	41,108,821	0.43	0.71	7.2	22,199
Granted	1,996,516	0.80	—	—	—
Exercised	—	—	—	—	—
Forfeited	(3,593,282)	0.79	—	—	—
Outstanding, December 31, 2019	39,512,055	0.42	0.75	6.2	172,436
Vested and expected to vest at December 31, 2019	39,512,055	0.42	0.75	6.2	172,436
Exercisable at December 31, 2019	29,850,733	0.29	0.78	5.3	133,981

Schedule of assumptions used to estimate the fair value

The assumptions used to estimate the fair value of the share options granted to employees are as follows:

	2018	2019
Risk-free interest rate	2.93%~3.06%	1.95%~1.96%
Expected volatility	55.46%~ 58.33%	56.21%~56.25%
Suboptimal early exercise multiple	2.2 and 2.8	2.8
Expected post-vesting forfeiture rate	4.9%	5.0%
Fair value per ordinary share	US$0.97	US$1.83

Schedule of share-based compensation expense

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Sales and marketing expenses	—	7,942	6,860	985
General and administrative expenses	—	109,956	28,773	4,133
Research and development expenses	—	6,124	3,359	483
Total	—	124,022	38,992	5,601